CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 2,969	$ 11,796	$ 23,546
Business tax and other sales tax	(101)	(119)	(112)
Net revenues	2,868	11,677	23,434
Less: Cost of revenues	5,223	14,775	19,588
Gross profit (loss)	(2,355)	(3,098)	3,846
Operating expenses:
Selling and marketing	1,411	1,978	2,533
General and administrative	5,752	8,533	9,807
Research and development	35	365	724
Impairment of equipment	4,526	0	0
Total operating expenses	11,724	10,876	13,064
Loss from operations	(14,079)	(13,974)	(9,218)
Other income (expenses):
Interest expense, net	(911)	(1,120)	(742)
Loss from and impairment on long-term investments	(2,670)	(2,990)	(2,947)
Other income, net	5,366	581	9,120
Total other income (expense)	1,785	(3,529)	5,431
Loss before income taxes	(12,294)	(17,503)	(3,787)
Income tax (benefits) expenses	17	284	(10,235)
Net income (loss)	(12,311)	(17,787)	6,448
Less: Net (loss) income attributable to non-controlling interests	1,024	(452)	(1,079)
Net income (loss) attributable to AirNet Technology Inc.'s shareholders	$ (13,335)	$ (17,335)	$ 7,527
Net income (loss) per ordinary share
Basic	$ (1.71)	$ (3.95)	$ 2.39
Diluted	$ (1.71)	$ (3.95)	$ 2.39
Weighted average shares used in calculating net loss per ordinary share
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890
ADS [Member]
Net income (loss) per ordinary share
Basic	$ (1.71)	$ (3.95)	$ 2.39
Diluted	$ (1.71)	$ (3.95)	$ 2.39
Weighted average shares used in calculating net loss per ordinary share
Basic	7,803,348	4,390,703	3,144,890
Diluted	7,803,348	4,390,703	3,144,890